Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights
7.	FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders' trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the period/year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,
	2011		2010		2009		Date of issuance

Series 1	645,173.947	(1)	687,898.790	(1)	753,054.008	(1)	July 23, 2001
Series 2	156.318	(1)	64.584	(2)	n/a		April 1, 2010
Series 3	21,549.160	(1)	5,536.921	(1)	1,322.314	(3)	September 1, 2009
Series 4	532.525	(1)	34.462	(4)	n/a		November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) September 1 - December 31

(4) November 1 - December 31

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder's per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder's brokerage fee (for Series 1), management fee (for Series 2 and 3) and profit share allocation arrangements. Net investment loss and total expense ratios have been annualized for reporting periods consisting of less than twelve months.